TAXES ON INCOME - Schedule of expense (benefit) as reported in the statement of operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Expense Benefit As Reported In The Statement Of Operations Abstract
Income before taxes on income, Amount	$ 13,578	$ 15,096	$ 14,372
Income before taxes on income, Percent	100.00%
Theoretical tax expense, based on the Israeli statutory corporate tax rate, Amount	$ 3,123	$ 3,472	$ 3,304
Theoretical tax expense, based on the Israeli statutory corporate tax rate, Percent	23.00%	23.00%	23.00%
Foreign tax effect:, Amount	$ 851
Foreign tax effect:, Percent	2.85%
United States
Statutory rate differences, Amount	$ 115	$ (2,131)	$ (749)
Statutory rate differences, Percent	(2.57%)
Other foreign jurisdictions, Amount	$ 736
Other foreign jurisdictions, Percent	5.42%
Tax Credits, Amount	$ (134)
Tax Credits, Percent	(0.99%)
Non-taxable or non-deductible items, Amount	$ 1,804
Non-taxable or non-deductible items, Percent	13.28%
Share-based compensation, Amount	$ 1,508	1,914	1,289
Share-based compensation, Percent	11.10%
Other, Amount	$ 296
Other, Percent	2.18%
Change in Unrecognized tax benefits, Amount	$ 564
Change in Unrecognized tax benefits, Percent	4.15%
Impact of Preferred Technological Enterprise status, Amount	$ (1,893)
Impact of Preferred Technological Enterprise status, Percent	(10.53%)
Other, Amount	$ 308
Other, Percent	2.27%
Actual tax and effective tax rate, Amount	$ 4,623	$ (215)	$ 5,592
Actual tax and effective tax rate, Percent	34.04%